Income tax benefit/(expense) - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax asset	$ 87,079	$ 87,745
Unused Tax Losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Tax effect of gross tax losses	597,100	$ 620,600	$ 553,000
Deferred tax asset	$ 44,500
Unused Tax Losses | Bottom of range
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax asset expiration period	8 years
Unused Tax Losses | Top of range
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax asset expiration period	13 years